CONSOLIDATED
SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.9%			Metals & Mining (Continued)
Industrials—1.5%			First Quantum
Commercial Services & Supplies—0.0%			Minerals Ltd.	1,532,000$	14,115,108
Tomra Systems ASA	10,000$	294,767	Franco-Nevada
Electrical Equipment—0.8%			Corp.	331,000	28,740,730
GrafTech			Fresnillo plc	350,000	2,541,713
International Ltd.	870,000	9,961,500	Ganfeng Lithium
			Co. Ltd. , Cl. H2	4,400,000	5,635,760
Machinery—0.7%			Gold Fields Ltd. ,
Sandvik AB	510,000	7,848,520	Sponsored ADR	3,290,000	16,614,500
Materials—96.4%			Gold Road
Metals & Mining—96.4%			Resources Ltd.[1]	17,902,220	16,591,128
Adventus Mining			Golden Star
Corp.[1]	2,000,000	1,636,612	Resources Ltd.[1]	3,225,532	11,450,639
Agnico Eagle Mines			Gran Colombia
Ltd.	690,000	36,038,700	Gold Corp.[1]	20,000	75,163
Alacer Gold Corp.[1]	6,700,000	26,651,765	Harmony Gold
Alamos Gold, Inc. ,			Mining Co. Ltd. ,
Cl. A	2,005,000	13,132,750	ADR[1]	800,000	1,952,000
AMG Advanced			Highland Gold
Metallurgical Group			Mining Ltd.	3,280,000	8,600,344
NV	322,000	9,250,540	Independence
AngloGold Ashanti			Group NL	1,000,000	3,661,515
Ltd. , Sponsored			Ivanhoe Mines Ltd. ,
ADR	1,273,000	21,717,380	Cl. A1	18,690,000	58,627,519
Argonaut Gold, Inc.[1]	900,000	1,575,239	K92 Mining, Inc.[1]	8,060,000	14,351,417
Artemis Gold, Inc.[1]	394,000	4,478	Kirkland Lake Gold
Aurelia Metals Ltd.[1]	12,480,000	4,348,463	Ltd.	1,316,367	54,438,029
Ausdrill Ltd.	5,732,817	7,683,425	Koza Altin
B2Gold Corp.[1]	10,650,000	33,867,000	Isletmeleri AS1	1,332,028	13,468,244
Barrick Gold Corp.	3,039,470	49,421,782	Largo Resources
			Ltd.[1]	1,390,000	1,958,933
Bellevue Gold Ltd.[1]	6,600,000	2,534,605	Lundin Gold, Inc.[1]	1,719,600	10,188,871
Bellevue Gold Ltd.[1]	1,008,772	387,400	Lynas Corp. Ltd.[1]	980,000	1,738,221
Bushveld Minerals
Ltd.[1]	7,100,000	2,219,173	Maverix Metals,
			Inc.[1]	265,000	1,301,106
Centamin plc	5,910,000	9,202,227	Metals X Ltd.[1]	9,190,000	1,347,075
Centerra Gold, Inc.[1]	1,469,000	11,731,520	Mineral Resources
Continental Gold,			Ltd.	1,037,811	11,358,494
Inc.[1]	5,340,000	15,658,282	New Century
Dacian Gold Ltd.[1]	11,240,000	6,198,334	Resources Ltd.[1]	6,110,000	1,619,756
Dundee Precious			New Gold, Inc.[1]	200,000	268,000
Metals, Inc.[1]	1,970,000	6,657,221	Newcrest Mining
Eldorado Gold			Ltd.	10,000	238,803
Corp.[1]	2,180,702	16,791,405	Newmont Goldcorp
Endeavour Mining			Corp.[3]	1,375,923	50,248,708
Corp.[1]	1,859,000	34,734,763	Nickel Mines Ltd.[1]	3,500,000	1,312,701
ERO Copper Corp.[1]	982,000	18,549,220	Northern Star
Evolution Mining			Resources Ltd.	9,981,562	86,660,828
Ltd.	21,873,732	73,255,248	Novo Resources
Ferroglobe plc	1,270,000	1,917,700	Corp.[1]	840,000	1,387,483

1 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Metals & Mining (Continued)			Metals & Mining (Continued)
OceanaGold Corp.	90,000$	246,891	TMAC Resources,
OceanaGold Corp.	360,000	976,512	Inc.[1]	1,320,000	$5,970,905
Osisko Gold			Torex Gold
Royalties Ltd.	355,000	4,189,000	Resources, Inc.[1]	2,461,800	31,709,805
Pan American Silver			Trevali Mining
Corp.	281,000	4,268,390	Corp.[1]	23,149,500	4,385,039
Pantoro Ltd.[1]	14,500,000	1,878,553	Turquoise Hill
Pilbara Minerals			Resources Ltd.[1]	900,000	522,270
Ltd.[1]	5,010,000	1,605,283	Wesdome Gold
Polymetal			Mines Ltd.[1,5]	7,285,100	37,093,402
International plc	1,027,000	12,341,260	Westgold Resources
Polyus PJSC, GDR	291,000	14,826,337	Ltd.[1]	9,768,294	12,686,365
Pretium Resources,			Wheaton Precious
Inc.[1]	500,000	5,421,276	Metals Corp.	489,000	12,772,680
Ramelius Resources			Zhaojin Mining
Ltd.[1]	7,280,000	4,908,307	Industry Co. Ltd. ,
Real Gold Mining			Cl. H	4,950,000	5,625,727
Ltd.[1,4]	10,400,000	0			1,140,732,724
Regis Resources Ltd.	3,230,000	11,995,178	Total Common Stocks
Resolute Mining			(Cost $802,063,373)		1,158,837,511
Ltd.	150,000	176,044
Roxgold, Inc.[1]	3,810,000	3,117,745		Units
Royal Gold, Inc.	269,000	30,787,050	Rights, Warrants and Certificates—0.0%
Royal Nickel Corp.[1]	9,750,000	3,767,616	Pan American Silver
Saracen Mineral			Corp. Strike, Exp.
Holdings Ltd.[1]	7,150,000	19,996,783	2/22/29[1] (Cost $0)	2,300,100	0
SEMAFO, Inc.[1]	4,670,000	18,718,215
Shandong Gold				Shares
Mining Co. Ltd. ,			Investment Company—3.2%
Cl. H2	4,900,000	9,328,279	Invesco
Sibanye Gold Ltd. ,			Oppenheimer
Sponsored ADR[1]	2,790,000	13,615,200	Institutional
Silver Lake			Government Money
Resources Ltd.[1]	11,650,000	10,191,094	Market Fund, Cl.
Silvercorp Metals,			IN, 2.29%[6] (Cost
Inc.	100,000	307,622	$37,967,808)	37,967,808	37,967,808
SilverCrest Metals,
Inc.[1]	1,780,000	9,386,877	Total
SolGold plc[1]	19,400,000	6,709,992	Investments,
SSR Mining, Inc.[1]	886,000	13,644,400	at Value (Cost
Teranga Gold Corp.[1]	490,000	1,904,607	$840,031,181)	101.1%	1,196,805,319
			Net Other Assets
			(Liabilities)	(1.1)	(13,423,733)
			Net Assets	100.0% $ 1,183,381,586

Footnotes to Consolidated Schedule of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $14,964,039 or 1.26% of the Fund's net assets at period end.

2 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Footnotes to Consolidated Schedule of Investments (continued)
3. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $16,108,789.
4. The value of this security was determined using significant unobservable inputs. See Note 1 of the accompanying
Consolidated Notes.
5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares		Gross	Gross	Shares
	June 30, 2019		Additions	Reductions	July 31, 2019
Common Stock
Metals & Mining
Wesdome Gold Mines Ltd.	7,285,100		—	—	7,285,100
					Change in
				Realized	Unrealized
	Value		Income	Gain (Loss)	Gain (Loss)
Common Stock
Metals & Mining
Wesdome Gold Mines Ltd.	$37,093,402	$	— $	— $	7,108,530

6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings				Value	Percent
Canada				$580,333,671	48.5%
Australia				283,597,005	23.7
United States				168,642,709	14.1
South Africa				53,899,080	4.5
Russia				35,767,942	3.0
China				20,589,766	1.7
Turkey				13,468,244	1.1
United Kingdom				13,388,577	1.1
Netherlands				9,250,541	0.8
Egypt				9,202,227	0.8
Sweden				7,848,520	0.7
Mongolia				522,270	0.0
Norway				294,767	0.0
Total				$1,196,805,319	100.0%

Exchange-Traded Options Written at July 31, 2019
			Number of	Notional
	Exercise Expiration		Contracts	Amount	Premiums
Description	Price	Date	(000's)	(000's)	Received	Value
Alamos Gold, Inc. Put	USD 5.000	9/20/19	USD (1)	USD 500 $	53,461 $	(10,000)
Alamos Gold, Inc. Call	USD 5.000	9/20/19	USD (1)	USD 500	60,920	(157,500)
Endeavour Mining
Corp. Put	CAD 17.000	1/17/20	CAD (1)	CAD 1,700	86,197	(22,352)

3 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Exchange-Traded Options Written (Continued)
			Number of		Notional
	Exercise Expiration		Contracts		Amount		Premiums
Description	Price	Date	(000	’s)	(000	’s)	Received	Value
First Quantum Minerals
Ltd. Call	CAD 17.000	10/18/19	CAD (1)		CAD 1,700 $		77,210 $	(3,410)
First Quantum Minerals
Ltd. Put	CAD 11.000	10/18/19	CAD (1)		CAD 1,100		59,306	(36,748)
First Quantum Minerals
Ltd. Call	CAD 18.000	10/18/19	CAD (1)		CAD 1,800		89,033	(2,652)
Franco-Nevada Corp.
Call	USD 90.000	10/18/19	USD (1)		USD 9,000		113,960	(280,000)
Franco-Nevada Corp.
Put	USD 65.000	10/18/19	USD (2)		USD 13,000		295,919	(25,000)
Franco-Nevada Corp.
Call	USD 80.000	10/18/19	USD (1)		USD 8,000		211,958	(845,000)
GrafTech International
Ltd. Put	USD 12.500	10/18/19	USD (1)		USD 1,250		221,298	(150,000)
GrafTech International
Ltd. Call	USD 17.500	10/18/19	USD (1)		USD 1,750		56,461	(17,500)
Kirkland Lake Gold
Ltd. Put	CAD 40.000	10/18/19	CAD (1)		CAD 4,000		149,578	(24,625)
Kirkland Lake Gold
Ltd. Call	CAD 52.000	10/18/19	CAD (1)		CAD 5,200		138,586	(418,624)
Pretium Resources,
Inc. Put	CAD 11.000	10/18/19	CAD (1)		CAD 1,100		81,900	(8,713)
Torex Gold Resources,
Inc. Call	CAD 18.000	10/18/19	CAD (1)		CAD 1,800		89,307	(70,086)
Torex Gold Resources,
Inc. Put	CAD 15.000	10/18/19	CAD (1)		CAD 1,500		108,479	(37,885)
Total Exchange-Traded Options Written					$1,893,573 $ (2,110,095)

Glossary:
Currency abbreviations indicate amounts reporting in currencies
CAD Canadian Dollar

4 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Industrials	$9,961,500$	8,143,287$	— $	18,104,787
Materials	758,362,634	382,370,090	0	1,140,732,724
Rights, Warrants and Certificates	—	0	—	0
Investment Company	37,967,808	—	—	37,967,808
Total Assets	$806,291,942$	390,513,377$	0$	1,196,805,319

Liabilities Table
Other Financial Instruments:
Options written, at value	$(2,110,095) $	— $	— $	(2,110,095)
Total Liabilities	$(2,110,095) $	— $	— $	(2,110,095)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND